GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	6 Months Ended
Jun. 28, 2024
Corporate information and statement of IFRS compliance [abstract]
Schedule of number of selling days by quarter
The following table summarises the number of selling days, for the half/full years ended 31 December 2024 and 31 December 2023 (based on a standard five-day selling week):

	Half year	Full year
2024	130	262
2023	130	260
Change	—	2

Schedule of exchange rates
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the six month period ended		Closing as at
	28 June 2024	30 June 2023	28 June 2024	31 December 2023
British pound	1.169	1.140	1.182	1.151
US dollar	0.925	0.925	0.935	0.905
Norwegian krone	0.087	0.089	0.088	0.089
Swedish krona	0.088	0.088	0.088	0.090
Icelandic krona	0.007	0.007	0.007	0.007
Australian dollar	0.609	0.626	0.622	0.615
Indonesian rupiah[1]	0.058	0.061	0.057	0.059
New Zealand dollar	0.563	0.578	0.570	0.571
Papua New Guinean kina	0.245	0.262	0.243	0.243
Philippine peso[2]	0.016	n/a	0.016	n/a
[1] Indonesian Rupiah is shown as 1000 IDR versus 1 EUR.
[2] For the six month period ended 28 June 2024, the Philippine peso average rate is calculated as average from 23 February 2024 to 28 June 2024.